CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock to Employees (Details) - Employee - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.30%	1.90%	1.70%	2.70%
Risk-free interest rate, Maximum	1.70%	2.60%	2.60%	3.00%
Expected volatility, Minimum	52.70%	53.30%	52.70%	52.90%
Expected volatility, Maximum	54.20%	53.60%	53.60%	53.80%
Expected life, Minimum (in years)	5 years 10 months 24 days	5 years 7 months 6 days	5 years 7 months 6 days	5 years 3 months 18 days
Expected life, Maximum (in years)	6 years 3 months 18 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Fair value of Common Stock		$ 4.08	$ 4.08	$ 3.39
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Common Stock	$ 1.71
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Common Stock	$ 9.75